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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 9/30/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 MUNICIPAL BONDS - 97.0%

 Alabama - 0.2%

 1,500,000

 Sylacauga Health Care Authority, 6.0%, 8/1/35 (Pre-Refunded)

 $

 1,572,555

 Arizona - 1.6%

 5,145,000

 Arizona Health Facilities Authority, 5.5%, 1/1/38

 $

 5,538,901

 5,000,000

 City of Phoenix Arizona, 4.0%, 7/1/21

 5,711,950

 1,000,000

 Maricopa County Pollution Control Corp., 5.0%, 6/1/35

 1,109,750

 500,000

 The Industrial Development Authority of the County of Pima, 6.1%, 6/1/45

 515,480

 19,000

 The Industrial Development Authority of the County of Pima, 6.75%, 7/1/31

 19,042

 $

 12,895,123

 Arkansas - 0.9%

 6,345,000

 State of Arkansas, 5.0%, 10/1/18

 $

 7,358,614

 California - 8.5%

 10,000,000

 Alameda Corridor Transportation Authority, 10/1/31 (d)

 $

 4,810,900

 410,000

 Anaheim Public Financing Authority, 9/1/22 (d)

 329,562

 12,595,000

 Anaheim Public Financing Authority, 9/1/36 (d)

 4,257,488

 3,370,000

 California County Tobacco Securitization Agency, 6/1/33 (c) (d)

 797,544

 2,000,000

 California Health Facilities Financing Authority, 5.625%, 7/1/32

 2,062,160

 4,000,000

 California Municipal Finance Authority, 5.25%, 2/1/37

 4,168,320

 4,875,000

 California Statewide Communities Development Authority, 5.0%, 5/15/30

 5,018,179

 10,000,000

 California Statewide Communities Development Authority, 5.75%, 7/1/47

 11,376,200

 4,000,000

 California Statewide Communities Development Authority, 5.75%, 8/15/38

 4,427,240

 645,000

 Franklin-Mckinley School District, 6.0%, 7/1/16

 706,707

 2,100,000

 Fresno Joint Powers Financing Authority, 4.75%, 9/1/28

 2,076,753

 15,000,000

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 10,987,650

 3,000,000

 Long Beach Bond Finance Authority, 5.5%, 11/15/37

 3,695,400

 2,180,000

 Pomona Unified School District, 6.55%, 8/1/29

 2,909,341

 3,000,000

 Rialto Redevelopment Agency, 6.25%, 9/1/37

 3,403,440

 1,500,000

 San Jose Evergreen Community College District, 5.0%, 8/1/41

 1,674,750

 1,500,000

 Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29

 1,770,735

 1,405,000

 Santa Maria Joint Union High School District, 8/1/27 (d)

 868,445

 3,750,000

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 3,045,412

 1,125,000

 Tobacco Securitization Authority of Southern California, 5.125%, 6/1/46

 880,279

 $

 69,266,505

 Colorado - 2.4%

 2,750,000

 5.25

 Colorado Health Facilities Authority, Floating Rate Note, 11/15/35

 $

 2,939,118

 6,500,000

 Public Authority for Colorado Energy, 6.5%, 11/15/38

 8,949,525

 2,500,000

 Regional Transportation District, 6.0%, 1/15/26

 2,872,950

 1,250,000

 Regional Transportation District, 6.0%, 1/15/34

 1,401,338

 1,000,000

 Regional Transportation District, 6.0%, 1/15/41

 1,115,540

 2,000,000

 Regional Transportation District, 6.5%, 1/15/30

 2,316,500

 $

 19,594,971

 Connecticut - 1.0%

 2,470,000

 Mohegan Tribe of Indians of Connecticut, 6.25%, 1/1/31

 $

 2,463,973

 5,000,000

 State of Connecticut, 4.0%, 9/1/30

 5,298,250

 $

 7,762,223

 Delaware - 0.6%

 5,000,000

 Delaware State Economic Development Authority, 5.375%, 10/1/45

 $

 5,301,500

 District of Columbia - 2.2%

 10,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 9,962,700

 7,950,000

 District of Columbia, 4.25%, 6/1/37

 8,029,580

 $

 17,992,280

 Florida - 3.4%

 7,500,000

 City of Tallahassee Florida, 6.375%, 12/1/30

 $

 7,523,625

 445,000

 County of Madison Florida, 6.0%, 7/1/25

 275,161

 5,000,000

 County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41

 5,708,850

 3,000,000

 Escambia County Health Facilities Authority, 6.0%, 8/15/36

 3,441,330

 1,390,000

 Florida Development Finance Corp., 6.0%, 9/15/30

 1,444,863

 5,000,000

 Florida's Turnpike Enterprise, 4.0%, 7/1/30

 5,367,350

 3,400,000

 St. Johns County Industrial Development Authority, 6.0%, 8/1/45

 3,686,178

 $

 27,447,357

 Georgia - 3.2%

 5,750,000

 Burke County Development Authority, 7.0%, 1/1/23

 $

 6,662,640

 2,000,000

 2.00

 Monroe County Development Authority, Floating Rate Note, 7/1/25

 2,046,060

 2,750,000

 Private Colleges & Universities Authority, 5.0%, 10/1/43

 3,120,728

 5,000,000

 State of Georgia, 4.0%, 10/1/22

 5,759,100

 7,665,000

 State of Georgia, 5.0%, 12/1/18

 8,934,324

 $

 26,522,852

 Illinois - 3.2%

 1,000,000

 Illinois Finance Authority, 5.25%, 5/1/40

 $

 1,066,630

 4,000,000

 Illinois Finance Authority, 5.5%, 8/15/30

 4,208,800

 1,600,000

 Illinois Finance Authority, 6.0%, 8/15/25

 1,647,744

 1,000,000

 Illinois Finance Authority, 6.125%, 5/15/27

 1,009,990

 5,000,000

 Illinois Finance Authority, 6.5%, 4/1/39

 5,448,200

 20,000,000

 Metropolitan Pier & Exposition Authority, 6/15/39 (d)

 6,076,600

 5,000,000

 Metropolitan Pier & Exposition Authority, 7.0%, 7/1/26 (Pre-Refunded)

 6,732,300

 $

 26,190,264

 Indiana - 2.1%

 2,000,000

 Indiana Bond Bank, 5.5%, 2/1/29

 $

 2,277,060

 2,000,000

 Indiana Finance Authority, 6.0%, 12/1/26

 2,187,720

 5,000,000

 Indiana Health & Educational Facilities Financing Authority, 4.75%, 2/15/34

 5,073,600

 7,000,000

 Indiana Health & Educational Facilities Financing Authority, 5.0%, 2/15/39

 7,152,740

 440,000

 Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20

 489,865

 $

 17,180,985

 Louisiana - 2.3%

 6,000,000

 Jefferson Parish Hospital Service District No. 2, 6.375%, 7/1/41

 $

 6,646,500

 615,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 5.25%, 12/1/18

 633,069

 10,000,000

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 10,504,700

 500,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 576,795

 400,000

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 458,164

 $

 18,819,228

 Maine - 1.0%

 4,500,000

 Maine Health & Higher Educational Facilities Authority, 6.75%, 7/1/36

 $

 5,011,560

 3,040,000

 Maine Health & Higher Educational Facilities Authority, 6.95%, 7/1/41

 3,399,146

 $

 8,410,706

 Maryland - 4.6%

 3,000,000

 County of Frederick Maryland, 5.625%, 9/1/38

 $

 2,997,870

 400,000

 Maryland Economic Development Corp., 5.0%, 12/1/16 (c)

 184,000

 900,000

 Maryland Economic Development Corp., 5.0%, 12/1/16 (c)

 414,000

 1,000,000

 Maryland Economic Development Corp., 5.0%, 12/1/31 (c)

 460,000

 2,000,000

 Maryland Economic Development Corp., 6.2%, 9/1/22

 2,382,680

 6,250,000

 Maryland Health & Higher Educational Facilities Authority, 5.0%, 11/15/51

 6,852,938

 3,500,000

 State of Maryland, 4.5%, 8/1/19

 4,047,820

 10,000,000

 State of Maryland, 5.0%, 3/1/21

 12,070,300

 7,300,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/16

 7,747,490

 $

 37,157,098

 Massachusetts - 14.4%

 6,400,000

 0.70

 Commonwealth of Massachusetts, Floating Rate Note, 11/1/25

 $

 6,322,112

 2,000,000

 Massachusetts Development Finance Agency, 4.0%, 10/1/35

 2,032,900

 2,500,000

 Massachusetts Development Finance Agency, 4.0%, 9/1/49

 2,506,825

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/21

 1,179,740

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/22

 1,161,950

 1,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/30

 1,083,400

 4,000,000

 Massachusetts Development Finance Agency, 5.0%, 10/1/48

 4,383,240

 450,000

 Massachusetts Development Finance Agency, 5.0%, 3/1/39

 502,988

 1,585,000

 Massachusetts Development Finance Agency, 5.0%, 6/1/25

 1,831,293

 4,200,000

 Massachusetts Development Finance Agency, 5.0%, 7/1/43

 4,762,674

 4,000,000

 Massachusetts Development Finance Agency, 5.0%, 7/1/44

 4,190,280

 1,250,000

 Massachusetts Development Finance Agency, 5.0%, 9/1/50

 1,361,525

 1,000,000

 Massachusetts Development Finance Agency, 5.125%, 7/1/26

 1,059,870

 125,000

 Massachusetts Development Finance Agency, 5.15%, 10/1/14 (Pre-Refunded)

 125,018

 1,680,000

 Massachusetts Development Finance Agency, 5.25%, 10/1/29

 1,749,485

 3,320,000

 Massachusetts Development Finance Agency, 5.25%, 10/1/37

 3,423,053

 1,980,000

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,215,620

 500,000

 Massachusetts Development Finance Agency, 5.5%, 1/1/35

 500,905

 1,100,000

 Massachusetts Development Finance Agency, 5.625%, 10/1/24 (Pre-Refunded)

 1,100,165

 400,000

 Massachusetts Development Finance Agency, 5.625%, 7/15/36

 439,968

 1,000,000

 Massachusetts Development Finance Agency, 5.7%, 10/1/34 (Pre-Refunded)

 1,000,150

 6,185,000

 Massachusetts Development Finance Agency, 5.75%, 1/1/42

 7,654,556

 500,000

 Massachusetts Development Finance Agency, 5.75%, 7/15/43

 552,190

 1,855,000

 Massachusetts Development Finance Agency, 6.25%, 10/15/17

 2,009,577

 1,000,000

 Massachusetts Development Finance Agency, 6.75%, 1/1/36

 1,180,410

 1,000,000

 Massachusetts Development Finance Agency, 7.0%, 7/1/42

 1,131,330

 2,000,000

 Massachusetts Health & Educational Facilities Authority, 4.125%, 10/1/37

 2,044,500

 4,500,000

 Massachusetts Health & Educational Facilities Authority, 4.625%, 8/15/28

 4,443,075

 3,750,000

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/38

 3,928,912

 2,335,000

 Massachusetts Health & Educational Facilities Authority, 5.375%, 7/1/35

 2,481,124

 3,400,000

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 3,975,042

 12,000,000

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 16,204,679

 1,000,000

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36 (Pre-Refunded)

 1,170,970

 1,000,000

 Massachusetts Port Authority, 5.0%, 7/1/32

 1,130,740

 1,000,000

 Massachusetts Port Authority, 5.0%, 7/1/33

 1,127,060

 7,000,000

 Massachusetts School Building Authority, 5.0%, 8/15/29

 8,254,680

 3,975,000

 Massachusetts State College Building Authority, 5.0%, 5/1/28

 4,686,803

 2,420,000

 Massachusetts Water Resources Authority, 5.25%, 8/1/36

 3,071,270

 2,000,000

 Town of Chatham Massachusetts, 3.5%, 6/15/37

 2,006,540

 4,500,000

 Town of Wilmington Massachusetts, 4.0%, 3/15/37

 4,658,490

 2,500,000

 University of Massachusetts Building Authority, 5.0%, 11/1/39

 2,808,850

 $

 117,453,959

 Michigan - 0.9%

 1,385,000

 John Tolfree Health System Corp., 6.0%, 9/15/23

 $

 1,385,789

 3,165,000

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 3,187,978

 2,000,000

 Michigan State Hospital Finance Authority, 5.25%, 11/15/25

 2,002,420

 1,000,000

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 997,450

 $

 7,573,637

 Minnesota - 1.2%

 5,025,000

 State of Minnesota, 4.0%, 8/1/17

 $

 5,503,682

 1,445,000

 University of Minnesota, 3.0%, 1/1/18

 1,550,239

 600,000

 University of Minnesota, 4.0%, 1/1/20

 680,682

 1,000,000

 University of Minnesota, 4.0%, 1/1/29

 1,084,450

 860,000

 University of Minnesota, 4.0%, 1/1/30

 924,681

 $

 9,743,734

 Mississippi - 0.4%

 2,750,000

 County of Warren Mississippi, 5.8%, 5/1/34

 $

 3,062,400

 Missouri - 1.1%

 2,000,000

 Missouri Development Finance Board, 5.25%, 11/1/42

 $

 2,204,840

 75,000

 Missouri State Environmental Improvement & Energy Resources Authority, 5.125%, 1/1/20

 75,308

 5,500,000

 University of Missouri, 5.0%, 11/1/25

 6,819,505

 $

 9,099,653

 New Hampshire - 1.1%

 5,000,000

 New Hampshire Health and Education Facilities Authority Act, 5.0%, 10/1/32

 $

 5,254,250

 3,750,000

 New Hampshire Health and Education Facilities Authority Act, 5.0%, 10/1/37

 3,889,500

 $

 9,143,750

 New Jersey - 1.4%

 475,000

 New Jersey Economic Development Authority, 5.3%, 11/1/26

 $

 419,392

 450,000

 New Jersey Economic Development Authority, 5.375%, 11/1/36

 357,732

 3,000,000

 New Jersey Educational Facilities Authority, 5.0%, 7/1/39

 3,397,470

 5,115,000

 New Jersey Health Care Facilities Financing Authority, 5.25%, 7/1/30

 5,301,391

 2,000,000

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 2,219,540

 $

 11,695,525

 New Mexico - 0.1%

 1,000,000

 County of Dona Ana New Mexico, 5.25%, 12/1/25 (Pre-Refunded)

 $

 1,008,650

 New York - 2.0%

 2,500,000

 Albany Industrial Development Agency, 5.25%, 11/15/32

 $

 2,721,975

 5,030,000

 New York State Dormitory Authority, 5.0%, 10/1/41

 5,756,131

 5,515,000

 New York State Dormitory Authority, 5.25%, 7/1/24

 6,301,494

 1,500,000

 Port Authority of New York & New Jersey, 6.125%, 6/1/94

 1,769,265

 $

 16,548,865

 North Carolina - 0.6%

 4,000,000

 City of Raleigh North Carolina, 5.0%, 9/1/20

 $

 4,807,600

 North Dakota - 0.6%

 5,000,000

 County of McLean North Dakota, 5.15%, 7/1/40

 $

 5,288,900

 Ohio - 4.0%

 10,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 7,953,200

 6,000,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 5,068,980

 1,500,000

 County of Cuyahoga Ohio, 6.0%, 5/15/37

 1,533,405

 1,500,000

 County of Cuyahoga Ohio, 6.0%, 5/15/42

 1,531,560

 5,000,000

 County of Lake Ohio, 6.0%, 8/15/43

 5,390,750

 10,000,000

 JobsOhio Beverage System, 5.0%, 1/1/38

 11,173,000

 $

 32,650,895

 Oklahoma - 0.7%

 5,165,000

 McGee Creek Authority, 6.0%, 1/1/23

 $

 5,791,463

 Oregon - 0.9%

 3,000,000

 Deschutes & Jefferson Counties School District No 2J Redmond Oregon, 3.0%, 6/15/32

 $

 2,985,690

 2,000,000

 Multnomah County School District No 40, 6/15/30 (d)

 1,095,320

 2,000,000

 Multnomah County School District No 40, 6/15/31 (d)

 1,023,760

 1,715,000

 Multnomah County School District No 40, 6/15/32 (d)

 832,392

 1,000,000

 Oregon Health & Science University, 4.0%, 7/1/31

 1,046,100

 $

 6,983,262

 Pennsylvania - 4.1%

 1,500,000

 Allentown Area Hospital Authority, 6.0%, 11/15/16 (Pre-Refunded)

 $

 1,550,880

 5,000,000

 3.50

 Beaver County Industrial Development Authority, Floating Rate Note, 12/1/35

 5,125,100

 5,000,000

 Lehigh County Industrial Development Authority, 4.75%, 2/15/27

 5,023,200

 1,000,000

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/24

 1,028,830

 1,000,000

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/30

 1,018,050

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, 5.0%, 7/1/42

 1,038,370

 1,000,000

 Pennsylvania Higher Educational Facilities Authority, 6.0%, 7/1/43

 1,086,810

 11,500,000

 0.81

 Pennsylvania Higher Educational Facilities Authority, Floating Rate Note, 7/1/39

 9,007,260

 5,000,000

 Pennsylvania Turnpike Commission, 5.3%, 12/1/41

 5,384,250

 2,500,000

 Philadelphia Authority for Industrial Development, 5.0%, 7/1/42

 2,849,575

 $

 33,112,325

 Rhode Island - 0.6%

 5,200,000

 Tobacco Settlement Financing Corp. Rhode Island, 6.25%, 6/1/42

 $

 5,187,884

 South Carolina - 2.9%

 7,500,000

 County of Florence South Carolina, 4.0%, 6/1/20

 $

 8,505,900

 8,265,000

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 9,022,983

 5,000,000

 South Carolina State Public Service Authority, 5.5%, 12/1/54

 5,634,700

 500,000

 State of South Carolina, 5.0%, 4/1/20

 596,695

 $

 23,760,278

 South Dakota - 0.0% †

 65,000

 South Dakota Conservancy District, 5.625%, 8/1/17 (Pre-Refunded)

 $

 65,296

 Texas - 10.2%

 7,100,000

 Central Texas Regional Mobility Authority, 1/1/25 (d)

 $

 4,650,358

 3,000,000

 Central Texas Regional Mobility Authority, 1/1/26 (d)

 1,871,010

 3,000,000

 Central Texas Regional Mobility Authority, 1/1/27 (d)

 1,760,040

 2,500,000

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 2,931,875

 5,000,000

 City of Pearland Texas, 4.0%, 3/1/29

 5,304,450

 8,285,000

 Dallas Area Rapid Transit, 5.25%, 12/1/29

 10,543,077

 10,000,000

 Dallas County Utility & Reclamation District, 5.375%, 2/15/29

 10,767,300

 1,000,000

 Harris County Cultural Education Facilities Finance Corp., 5.0%, 6/1/28

 1,094,840

 500,000

 Harris County Cultural Education Facilities Finance Corp., 5.0%, 6/1/33

 534,410

 2,750,000

 Houston Higher Education Finance Corp., 5.0%, 5/15/35

 3,130,792

 390,000

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 444,666

 2,000,000

 North Texas Tollway Authority, 5.0%, 1/1/38

 2,169,260

 4,000,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 4,297,560

 10,410,000

 Texas Private Activity Bond Surface Transportation Corp., 7.0%, 6/30/40

 12,517,296

 2,255,000

 Texas State Public Finance Authority Charter School Finance Corp., 6.2%, 2/15/40

 2,548,488

 4,500,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/23

 5,514,390

 6,100,000

 The University of Texas System, 5.0%, 8/15/20

 7,318,780

 5,000,000

 The University of Texas System, 5.0%, 8/15/24

 6,229,650

 $

 83,628,242

 Utah - 0.1%

 500,000

 Utah State Charter School Finance Authority, 5.75%, 7/15/20

 $

 543,455

 Virginia - 5.3%

 7,765,000

 County of Fairfax Virginia, 4.0%, 4/1/19

 $

 8,744,477

 13,990,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 9,372,880

 4,000,000

 University of Virginia, 5.0%, 6/1/37

 4,616,480

 5,000,000

 University of Virginia, 5.0%, 6/1/43

 5,713,050

 5,000,000

 Virginia Public School Authority, 4.0%, 8/1/25

 5,682,650

 7,500,000

 Washington County Industrial Development Authority Virginia, 7.75%, 7/1/38

 8,813,625

 $

 42,943,162

 Washington - 6.6%

 10,000,000

 FYI Properties, 5.5%, 6/1/39

 $

 11,402,100

 10,000,000

 King County Housing Authority, 5.5%, 5/1/38

 11,173,900

 3,000,000

 King County Public Hospital District No. 1, 5.25%, 12/1/37

 3,184,470

 3,000,000

 King County School District No 411 Issaquah, 4.5%, 12/1/30

 3,393,990

 1,500,000

 Public Utility District No. 1 of Franklin County, 5.0%, 9/1/38

 1,626,780

 5,000,000

 State of Washington, 5.0%, 8/1/36

 5,712,550

 5,600,000

 University of Washington, 5.0%, 6/1/37

 6,152,160

 1,000,000

 Washington Health Care Facilities Authority, 4.25%, 10/1/37

 1,028,020

 5,000,000

 Washington Health Care Facilities Authority, 5.25%, 10/1/33

 5,636,950

 2,400,000

 Washington Health Care Facilities Authority, 6.125%, 8/15/37

 2,620,944

 1,635,000

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 1,660,179

 $

 53,592,043

 Wisconsin - 0.6%

 1,430,000

 Adams-Friendship Area School District, 6.5%, 4/1/16

 $

 1,553,995

 3,000,000

 Wisconsin Health & Educational Facilities Authority, 5.125%, 8/15/35

 3,213,930

 $

 4,767,925

 TOTAL MUNICIPAL BONDS

 (Cost $750,970,638)

 $

 791,925,164

 Shares

 LIQUIDATING TRUST - 0.6%

 4,000,000

 BlackRock Liquidity Funds MuniFund Portfolio

 $

 4,000,000

 200

 CMS Liquidating Trust *

 670,400

 $

 4,670,400

 TOTAL EXCHANGE TRADED FUNDS

 (Cost $4,640,000)

 $

 4,670,400

 TOTAL INVESTMENT IN SECURITIES - 97.6%

 (Cost $755,610,638) (a)

 $

 796,595,564

 OTHER ASSETS & LIABILITIES - 2.4%

 $

 19,576,034

 TOTAL NET ASSETS - 100.0%

 $

 816,171,598

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%.

 (Pre-Refunded)

Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 (a)

 At  September 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $753,650,137 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           48,197,168

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (5,251,741)

 Net unrealized appreciation

 $

           42,945,427

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security is issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker dealers) as Level 3.

 The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
791,925,164

$
-

$
791,925,164

 Liquidating Trust

-

4,670,400

-

4,670,400

 Total

$
-

$
796,595,564

$
-

$
796,595,564

 During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date November 26, 2014 * Print the name and title of each signing officer under his or her signature.